UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08560

Gabelli International Growth Fund, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli International Growth Fund, Inc. Annual Report — December 31, 2020

Caesar M. P. Bryan

Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2020, the net asset value (NAV) total return per Class AAA Share of the Gabelli International Growth Fund, Inc. was 18.5% compared with a total return of 8.3% for the Morgan Stanley Capital International (MSCI) Europe, Australasia, and the Far East (EAFE) Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2020.

Performance Discussion (Unaudited)

The Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the Adviser) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. The Fund invests in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

Markets were blindsided by the rapid spread of the Coronavirus which became fully apparent to investors in February. As governments around the world took action to slow its spread, it became clear that the pandemic would have a major economic impact. On the fiscal front, Congress passed legislation to help alleviate the hardship caused by the shutdown of large segments of the economy. Most global markets suffered the quickest bear market on record. For the first quarter, overseas markets lost nearly 25% of their value. Some did better, such as Japan, which fell by 17.7% and some worse like the United Kingdom, Spain, and Italy which lost nearly 30%. While investors were dealing with the impact of the growing health crisis, the oil market collapsed when Saudi Arabia and Russia failed to agree on oil production. The price of Brent oil fell from $64.08 per barrel to $26.35 during the quarter.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

In the second quarter, equity markets continued their recovery which began during the third week of March. Like the decline, the recovery was rapid and largely due to the massive fiscal and monetary response by the authorities to the crisis. Most economies stabilized and some have recovered slightly but activity remained depressed with unemployment at high levels. For the quarter, the U.S. rose by 21.2% and outperformed overseas markets. The leading performers among developed overseas markets were Australia, up by 28.6%, Germany by 24.5%, and the Netherlands by 24%. Japan rallied by 11.5% while Europe, in aggregate, rose by 14.3%. The price of Brent oil rallied to end the quarter at $41.32 per barrel, a rise of 56.8%.

The third quarter saw new habits forming around the work-from-home, learn-from-home, play-from-home, and shop-from-home dynamic. Stocks rose during the third quarter of 2020, with the S&P 500 up 8.9%, as gains in July and August were partially offset by a decline in September. The main issues still facing the global markets remained largely around the COVID-19 pandemic and how long it will persist.

Top contributors to performance in 2020 included Keyence Corp. (5.9% of net assets as of December 31, 2020) a global developer and manufacturer of factory automation solutions, benefitted from an increasing demand for ultrasonic sensors and measuring instruments. Kinnevik AB (1.9%), a venture capital firm specializing in investments in growth capital saw strong share price performance from merger activity and revaluations in private portfolios. SMC Corp. (3.5%), a manufacturer and seller of automatic control equipment and various types of filtration equipment benefitted from increasing global demands for industrial valves and hydraulics.

Weaker holdings in 2020 included Airbus SE (no longer held), a provider of aerospace products and services which suffered widespread groundings that wiped out demand for air travel and led to severe cuts to airplane orders and production. Danone (1.2%), an operator in the global food and beverage industry saw several products underperform and was forced to examine underperforming assets and revamp leadership. Smith & Nephew plc (1.5%), a developer, manufacturer, and seller of global medical devices struggled with severe declines to elective surgeries and the timing of new product launches.

Thank you for your investment in the Gabelli International Growth Fund.

We appreciate your confidence and trust.

Comparative Results

Average Annual Returns through December 31, 2020 (a) (Unaudited)						Since
						Inception
	1 Year	5 Year	10 Year	15 Year	20 Year	(6/30/95)
Class AAA (GIGRX)	18.50%	10.62%	6.06%	5.58%	4.91%	7.00%
MSCI EAFE Index	8.28	7.97	6.00	7.20	4.96	5.68
Lipper International Large-Cap Growth Fund Classification	21.21	10.50	6.65	5.97	5.75	7.28(d)
Lipper International Multi-Cap Growth Fund Classification	20.12	10.52	6.86	5.46	5.17	6.43
Class A (GAIGX)	17.12	9.93	5.74	5.39	4.85	6.94
With sales charge (b)	10.39	8.64	5.11	4.98	4.54	6.69
Class C (GCIGX)	16.21	9.12	4.95	4.58	3.93	6.21
With contingent deferred sales charge (c)	15.21	9.12	4.95	4.58	3.93	6.21
Class I (GIIGX)	18.81	11.36	6.68	6.05	5.26	7.28

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 2.44%, 2.44%, 3.19%, and 2.19%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.27%, 2.44%, 3.19%, and 1.02%, respectively. See page 11 for the expense ratios for the year ended December 31, 2020. The contractual reimbursements for Class AAA and Class I Shares are in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class AAA and Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Classification and the Lipper International Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	Lipper International Large-Cap Growth Fund Average since inception performance is as of March 31, 1999.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
GABELLI INTERNATIONAL GROWTH FUND (CLASS AAA SHARES)
AND MSCI EAFE INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Gabelli International Growth Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2020 through December 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2020.

	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid During
	07/01/20	12/31/20	Ratio	Period*
Gabelli International Growth Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,195.40	1.25%	$ 6.90
Class A	$1,000.00	$1,188.60	2.40%	$ 13.20
Class C	$1,000.00	$1,183.80	3.13%	$ 17.18
Class I	$1,000.00	$1,196.90	1.00%	$ 5.52
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.85	1.25%	$ 6.34
Class A	$1,000.00	$1,013.07	2.40%	$ 12.14
Class C	$1,000.00	$1,009.40	3.13%	$ 15.81
Class I	$1,000.00	$1,020.11	1.00%	$ 5.08

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2020:

Gabelli International Growth Fund, Inc.

Consumer Discretionary	22.7%
Health Care	16.3%
Consumer Staples - Food, Beverage, and Tobacco	12.5%
Information Technology	11.2%
Industrials	10.7%
Materials	8.8%
Consumer Staples - Household and Personal Products	7.3%
Financials	6.3%
U.S. Government Obligations	2.8%
Communication Services	2.3%
Other Assets and Liabilities (Net)	(0.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC website at www.sec.gov.

Gabelli International Growth Fund, Inc.
Schedule of Investments — December 31, 2020

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.1%
	CONSUMER DISCRETIONARY — 22.7%
900	adidas AG†	$295,998	$327,425
3,000	ASX Ltd.	137,640	166,491
31,000	boohoo Group plc†	152,354	145,523
1,800	Christian Dior SE	149,827	999,703
7,150	Cie Financiere Richemont SA, Cl. A	174,477	645,946
18,000	Entain plc†	189,083	279,194
700	Fast Retailing Co. Ltd.	137,571	627,676
725	Hermes International	258,037	779,577
135,000	NagaCorp. Ltd.	133,313	177,315
3,150	Naspers Ltd., Cl. N	379,977	645,040
3,150	Prosus NV	264,297	340,133
1,300	Shimano Inc.	176,017	304,303
5,600	Sony Corp.	145,489	564,301
		2,594,080	6,002,627
	HEALTH CARE — 16.3%
5,500	AstraZeneca plc	384,666	548,423
2,600	Coloplast A/S, Cl. B	205,267	397,615
1,500	EssilorLuxottica SA	192,211	233,752
1,600	Gerresheimer AG	176,951	172,542
10,000	GlaxoSmithKline plc	206,108	182,980
4,500	Koninklijke Philips NV†	237,748	242,404
3,000	M3 Inc.	190,243	283,402
7,250	Novartis AG	317,787	682,645
6,000	Novo Nordisk A/S, Cl. B	258,851	418,555
2,200	Roche Holding AG, Genusschein	350,806	766,257
19,400	Smith & Nephew plc	223,802	402,986
		2,744,440	4,331,561
	CONSUMER STAPLES - FOOD, BEVERAGE, AND
	TOBACCO — 12.5%
5,000	Danone SA	330,378	329,031
15,000	Diageo plc	235,723	593,531
3,500	Heineken NV	198,510	389,584
11,000	Kobe Bussan Co. Ltd.	159,812	337,975
8,600	Nestlé SA	485,960	1,016,617
4,500	Nomad Foods Ltd.†	113,098	114,390
2,750	Pernod Ricard SA	184,782	528,128
		1,708,263	3,309,256
	INFORMATION TECHNOLOGY — 11.2%
4,000	Edenred	215,508	227,165
5,000	GMO internet Inc.	126,314	143,575
2,780	Keyence Corp.	184,507	1,563,797
6,800	Murata Manufacturing Co. Ltd.	262,311	615,601
5,000	Softwareone Holding AG	151,395	147,939
7,000	STMicroelectronics NV	258,202	258,970
		1,198,237	2,957,047
	INDUSTRIALS — 10.7%
15,000	Epiroc AB, Cl. B	164,076	253,226
2,400	FANUC Corp.	292,105	592,438
2,500	IHS Markit Ltd.	138,470	224,575
			Market
Shares		Cost	Value
7,000	Jardine Matheson Holdings Ltd.	$372,445	$391,567
3,600	Nidec Corp.	165,807	455,429
1,500	SMC Corp.	258,607	916,106
		1,391,510	2,833,341
	MATERIALS — 8.8%
7,000	Agnico Eagle Mines Ltd.	300,641	493,570
2,218	Air Liquide SA	223,718	363,634
24,512	Barrick Gold Corp.	288,918	558,383
3,000	Chr. Hansen Holding A/S†	117,565	309,965
8,125	Rio Tinto plc	308,704	611,594
		1,239,546	2,337,146
	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL
	PRODUCTS — 7.3%
2,300	Henkel AG & Co. KGaA	229,448	221,629
2,300	L’Oreal SA	246,959	877,570
1,300	Reckitt Benckiser Group plc	119,383	116,031
6,000	Shiseido Co. Ltd.	93,798	415,346
5,000	Unilever plc	229,896	302,755
		919,484	1,933,331
	FINANCIALS — 6.3%
30,000	AIA Group Ltd.	238,736	365,584
8,000	Investor AB, Cl. B	286,619	582,267
10,000	Kinnevik AB, Cl. B	252,114	502,366
11,700	Prudential plc	238,321	215,139
		1,015,790	1,665,356
	COMMUNICATION SERVICES — 2.3%
4,000	MonotaRO Co. Ltd.	117,768	203,155
3,976	Nordic Entertainment Group AB,
	Cl. B†	92,858	222,475
2,000	Ubisoft Entertainment SA†	209,621	192,737
		420,247	618,367
	TOTAL COMMON STOCKS	13,231,597	25,988,032
	WARRANTS — 0.0%
	Consumer Discretionary — 0.0%
14,300	Cie Financiere Richemont SA,
	expire 11/22/23†	0	3,715

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Schedule of Investments (Continued) — December 31, 2020

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
	U.S. Cash Management Bill — 0.4%
$120,000	0.055%††, 2/16/2021	$119,992	$119,991
	U.S. Treasury Bills — 2.4%
625,000	0.065% to 0.092% †††, 02/04/21 to 03/25/21	624,912	624,933
	TOTAL U.S. GOVERNMENT
	OBLIGATIONS	744,904	744,924

	TOTAL INVESTMENTS — 100.9%	$13,976,501	26,736,671

	Other Assets and Liabilities (Net) — (0.9)%		(246,104)
	NET ASSETS — 100.0%		$26,490,567

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

†††	Represents annualized yields at dates of purchase.

	% Of
	Market	Market
Geographic Diversification	Value	Value
Europe	60.5%	$16,170,693
Japan	26.3	7,023,104
North America	6.7	1,796,877
Asia/Pacific	3.4	923,642
South Africa	2.4	645,040
Latin America	0.7	177,315
	100.0%	$26,736,671

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Assets and Liabilities
December 31, 2020

Assets:
Investments, at value (cost $13,976,501)	$26,736,671
Foreign currency, at value (cost $11)	11
Cash	63
Receivable for Fund shares sold	2,383
Receivable from Adviser	20,140
Dividends receivable	88,203
Prepaid expenses	28,721
Total Assets	26,876,192
Liabilities:
Payable for Fund shares redeemed	379
Payable for investments purchased	223,579
Payable for investment advisory fees	21,756
Payable for distribution fees	3,525
Payable for shareholder communications expenses	47,332
Payable for legal and audit fees	40,000
Other accrued expenses	49,054
Total Liabilities	385,625
Net Assets
(applicable to 980,593 shares outstanding)	$26,490,567
Net Assets Consist of:
Paid-in capital	$14,119,502
Total distributable earnings	12,371,065
Net Assets	$26,490,567
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($15,612,862 ÷ 581,025 shares outstanding; 375,000,000 shares authorized)	$26.87
Class A:
Net Asset Value and redemption price per share ($654,581 ÷ 24,016 shares outstanding; 250,000,000 shares authorized)	$27.26
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$28.92
Class C:
Net Asset Value and offering price per share ($192,571 ÷ 8,201 shares outstanding; 125,000,000 shares authorized)	$23.48	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($10,030,553 ÷ 367,351 shares outstanding; 125,000,000 shares authorized)	$27.31

Statement of Operations

For the Year Ended December 31, 2020

Investment Income:
Dividends (net of foreign withholding taxes of $43,003)	$330,323
Interest	1,154
Total Investment Income	331,477
Expenses:
Investment advisory fees	217,287
Distribution fees - Class AAA	35,020
Distribution fees - Class A	1,288
Distribution fees - Class C	1,688
Legal and audit fees	60,091
Shareholder communications expenses	53,317
Registration expenses	50,838
Administration out-of-pocket fees	32,659
Shareholder services fees	19,135
Directors’ fees	17,000
Custodian fees	12,091
Interest expense	649
Miscellaneous expenses	12,422
Total Expenses	513,485
Less:
Expense reimbursements (See Note 3)	(249,444)
Net Expenses	264,041
Net Investment Income	67,436
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(108,024)
Net realized loss on foreign currency transactions	(1,776)
Net realized loss on investments and foreign currency transactions.	(109,800)
Net change in unrealized appreciation/depreciation: on investments	3,966,237
on foreign currency translations	6,614
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,972,851
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,863,051
Net Increase in Net Assets Resulting from Operations	$3,930,487

(a) Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income	$67,436	$571,823
Net realized gain/(loss) on investments and foreign currency transactions	(109,800)	807,931
Net change in unrealized appreciation on investments and foreign currency translations	3,972,851	3,179,681
Net Increase in Net Assets Resulting from Operations	3,930,487	4,559,435

Distributions to Shareholders:
Accumulated earnings
Class AAA	(120,072)	(1,010,900)
Class A	(151)	(29,026)
Class C	(52)	(12,678)
Class I	(76,128)	(408,210)
Total Distributions to Shareholders	(196,403)	(1,460,814)

Capital Share Transactions:
Class AAA	(1,654,508)	(1,439,611)
Class A	53,226	(38,565)
Class C	(64,670)	(247,303)
Class I	2,703,344	885,879
Net Increase/(Decrease) in Net Assets from Capital Share Transactions .	1,037,392	(839,600)

Redemption Fees	—	14
Net Increase in Net Assets	4,771,476	2,259,035
Net Assets:
Beginning of year	21,719,091	19,460,056
End of year	$26,490,567	$21,719,091

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimburse- ments	Operating Expenses Net of Reimburse- ments(c)		Portfolio Turnover Rate
Class AAA
2020	$22.85	$0.07	$4.16	$4.23	$(0.20)	$(0.01)	$(0.21)	—	$26.87	18.5%	$15,613	0.30%	2.44%	1.25	%(d)	8%
2019	19.67	0.60 (e)	4.23	4.83	(0.75)	(0.90)	(1.65)	$0.00	22.85	24.5	15,021	2.68 (e)	2.43	1.26	(d)	6
2018	24.15	0.11	(2.79)	(2.68)	(0.09)	(1.71)	(1.80)	—	19.67	(11.0)	14,223	0.47	2.39	1.63	(d)(f)	5
2017	19.57	(0.05)	5.78	5.73	(0.03)	(1.12)	(1.15)	0.00	24.15	29.3	17,556	(0.20)	2.14	2.14	(g)	4
2016	20.43	0.29	(0.79)	(0.50)	(0.33)	(0.03)	(0.36)	0.00	19.57	(2.4)	16,112	1.44	2.07	2.07	(g)	9
Class A
2020	$23.28	$(0.21)	$4.20	$3.99	—	$(0.01)	$(0.01)	—	$27.26	17.1%	$655	(0.92)%	2.44%	2.44%		8%
2019	20.03	0.35 (e)	4.27	4.62	$(0.47)	(0.90)	(1.37)	$0.00	23.28	23.0	513	1.56 (e)	2.43	2.43		6
2018	24.65	(0.09)	(2.82)	(2.91)	—	(1.71)	(1.71)	—	20.03	(11.7)	482	(0.39)	2.39	2.39	(f)	5
2017	19.95	(0.05)	5.90	5.85	(0.03)	(1.12)	(1.15)	0.00	24.65	29.3	594	(0.20)	2.14	2.14	(g)	4
2016	20.81	0.33	(0.84)	(0.51)	(0.32)	(0.03)	(0.35)	0.00	19.95	(2.4)	603	1.60	2.07	2.07	(g)	9
Class C
2020	$20.21	$(0.31)	$3.59	$3.28	—	$(0.01)	$(0.01)	—	$23.48	16.2%	$193	(1.54)%	3.19%	3.19%		8%
2019	17.48	0.13 (e)	3.74	3.87	$(0.24)	(0.90)	(1.14)	$0.00	20.21	22.1	238	0.66 (e)	3.18	3.18		6
2018	21.92	(0.25)	(2.48)	(2.73)	—	(1.71)	(1.71)	—	17.48	(12.4)	429	(1.21)	3.14	3.14	(f)	5
2017	17.95	(0.21)	5.30	5.09	—	(1.12)	(1.12)	0.00	21.92	28.4	279	(0.99)	2.89	2.89	(g)	4
2016	18.73	0.12	(0.71)	(0.59)	(0.16)	(0.03)	(0.19)	0.00	17.95	(3.1)	226	0.64	2.82	2.82	(g)	9
Class I
2020	$23.16	$0.11	$4.25	$4.36	$(0.20)	$(0.01)	$(0.21)	—	$27.31	18.8%	$10,030	0.47%	2.19%	1.00	%(d)	8%
2019	19.89	0.70 (e)	4.24	4.94	(0.77)	(0.90)	(1.67)	$0.00	23.16	24.8	5,947	3.11 (e)	2.18	1.01	(d)	6
2018	24.45	0.27	(2.86)	(2.59)	(0.26)	(1.71)	(1.97)	—	19.89	(10.5)	4,326	1.11	2.14	1.01	(d)(f)	5
2017	19.81	0.24	5.85	6.09	(0.33)	(1.12)	(1.45)	0.00	24.45	30.8	6,842	1.03	1.89	1.00	(d)(g)	4
2016	20.69	0.53	(0.82)	(0.29)	(0.56)	(0.03)	(0.59)	0.00	19.81	(1.4)	7,183	2.58	1.82	1.00	(d)(g)	9
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2020, 2019, 2018, 2017, and 2016. For the years ended December 31, 2019 and 2018, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25%, 1.62% (Class AAA), 2.42%, 2.38% (Class A), 3.17%, 3.13% (Class C), and 1.00%, 1.00% (Class I), respectively. For the years ended December 31, 2020, 2017 and 2016, there was no impact on the expense ratios.

(d)	Under an expense reimbursement agreement with the Adviser, for the years ended December 31, 2020, 2019, and 2018 the Adviser reimbursed $166,039, $174,521, and $131,548 in certain Class AAA expenses and $83,405, $60,500, and $62,410 in certain Class I expenses to the Fund, respectively. For the years ended December 31, 2017, and 2016, the Fund reimbursed Class I expenses to the Fund of $63,160 and $64,752, respectively.

(e)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been 0.23 (Class AAA), (0.02) (Class A), (0.19) (Class C), and 0.33 (Class I), respectively, and the net investment income (loss) ratio would have been 1.04% (Class AAA), (0.09)% (Class A), (0.99)% (Class C), and 1.46% (Class I), respectively.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The 2018 reimbursement had no impact on the expense ratio.

(g)	During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 0.79% (Class AAA), 0.63% (Class A), 1.61% (Class C), and (0.31)% (Class I), respectively. The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements

1. Organization. Gabelli International Growth Fund, Inc. (formerly GAMCO International Growth Fund, Inc.) was incorporated on May 25, 1994 in Maryland and commenced investment operations on June 30, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Continued)

business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Consumer Staples - Food, Beverage, and Tobacco	$114,390	$3,194,866	$3,309,256
Consumer Staples - Household and Personal Products	302,755	1,630,576	1,933,331
Industrials	224,575	2,608,766	2,833,341
Materials	1,051,953	1,285,193	2,337,146
Other Industries (a)	—	15,574,958	15,574,958
Total Common Stocks	1,693,673	24,294,359	25,988,032
U.S. Government Obligations	—	744,924	744,924
Warrants (a)	3,715	—	3,715
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,697,388	$25,039,283	$26,736,671

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2020 or 2019.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on nonconvertible debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Continued)

net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the sale of securities no longer considered passive foreign investment companies and the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the years ended December 31, 2020 and 2019 was as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$190,289	$671,525
Net long term capital gains	6,114	789,289
Total distributions paid	$196,403	$1,460,814	*

*	Includes Deemed Distributions from Utilization of Equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2020, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$26,456
Accumulated capital loss carryforwards	(101,217)
Net unrealized appreciation on investments and foreign currency translations	12,445,826
Total	$12,371,065

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Continued)

At December 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term Capital Loss Carryforward Post-Effective With No Expiration	$60,592
Long term Capital Loss Carryforward Post-Effective With No Expiration	40,625
Total Capital Loss Carryforwards	$101,217

At December 31, 2020, the temporary differences between book basis and tax basis net unrealized appreciation were primarily due to mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2020:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments.	$14,298,291	$12,560,825	$(122,445)	$12,438,380

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class AAA Shares and Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2021 at no more than 1.25% and 1.00% of the value of its average daily net assets, respectively. For the year ended December 31, 2020, the Adviser reimbursed the Fund in the amount of $249,444. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class AAA

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Continued)

and Class I, respectively. The agreement is renewable annually. At December 31, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $678,423.

For the year ended December 31, 2018, expiring December 31, 2021	$193,958
For the year ended December 31, 2019, expiring December 31, 2022	235,021
For the year ended December 31, 2020, expiring December 31, 2023	249,444
$678,423

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2020, other than short term securities and U.S. Government obligations, aggregated $2,054,043 and $1,692,632, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2020, the Distributor retained a total of $532 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the year ended December 31, 2020.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2020, there were no borrowings outstanding under the line of credit.

The average daily borrowings under the line of credit over the seven days a loan was outstanding in 2020 was $98,571, with a weighted average interest rate of 2.97%. The maximum amount borrowed at any time during the year ended December 31, 2020 was $142,000.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Continued)

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the year ended December 31, 2020 and 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	47,562	$1,099,260	16,866	$383,502
Shares issued upon reinvestment of distributions	4,361	117,792	42,638	978,106
Shares redeemed	(128,238)	(2,871,560)	(125,115)	(2,801,219)
Net decrease	(76,315)	$(1,654,508)	(65,611)	$(1,439,611)
Class A
Shares sold	6,430	$158,889	1,828	$42,120
Shares issued upon reinvestment of distributions	5	151	1,138	26,595
Shares redeemed	(4,465)	(105,814)	(5,002)	(107,280)
Net increase/(decrease)	1,970	$53,226	(2,036)	$(38,565)
Class C
Shares sold	2,734	$57,904	39	$742
Shares issued upon reinvestment of distributions	2	52	625	12,678
Shares redeemed	(6,287)	(122,626)	(13,446)	(260,723)
Net decrease	(3,551)	$(64,670)	(12,782)	$(247,303)
Class I
Shares sold	131,335	$3,193,582	46,428	$1,034,547
Shares issued upon reinvestment of distributions	2,187	60,005	12,385	287,950
Shares redeemed	(22,952)	(550,243)	(19,496)	(436,618)
Net increase	110,570	$2,703,344	39,317	$885,879

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli International Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of

Gabelli International Growth Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli International Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli/GAMCO Funds investment companies since 1992.

Philadelphia, Pennsylvania
February 26, 2021

Gabelli International Growth Fund, Inc.

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the Gabelli International Growth Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]
INTERESTED DIRECTORS[4]:

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 78	Since 1994	33	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)

INDEPENDENT DIRECTORS[5]:

Anthony J. Colavita[6] Director Age: 85	Since 1994	20	President of the law firm of Anthony J. Colavita, P.C.	—

Werner J. Roeder Director Age: 80	Since 1994	20	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Anthonie C. van Ekris[6] Director Age: 86	Since 1994	23	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/export company)	—

Salvatore J. Zizza[6,7] Director Age: 75	Since 2004	31	President of Zizza & Associates Corp. (private holding company); President of Bergen Cove Realty Inc.; Chairman of Harbor Diversified, Inc. (pharmaceuticals) (2009-2018); Chairman of BAM (semiconductor and aerospace manufacturing) (2000-2018); Chairman of Metropolitan Paper Recycling Inc. (recycling) (2005-2014)	Director and Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals) (2009-2018)

Gabelli International Growth Fund, Inc.

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:

Bruce N. Alpert President Age: 69	Since 1995	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Chief Executive Officer of G.distributors, LLC (January 2020-November 2020)

John C. Ball Treasurer Age: 44	Since 2017	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017

Peter Goldstein Secretary Age: 67	Since 2020	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz Chief Compliance Officer Age: 61	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Office for Gabelli Funds, LLC since 2015

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. For Officers, includes time served in other officer roles with the Fund.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[5]	Directors who are not interested persons are considered “Independent” Directors.

[6]	Mr. Colavita’s son, Anthony S. Colavita, serves as director of other funds in the Gabelli/GAMCO Fund complex. Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund LDC, Gama Capital Opportunities Master Ltd., and GAMCO International SICAV, all of which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Fund’s Adviser. Mr. Zizza is an independent director of Gabelli International Ltd., which may be deemed to be under common control with the Adviser.

[7]	On September 9, 2015, Mr. Zizza entered into a settlement with the SEC to resolve an inquiry relating to an alleged violation regarding the making of false statements or omissions to the accountants of a company concerning a related party transaction. The company in question is not an affiliate of, nor has any connection to, the Fund. Under the terms of the settlement, Mr. Zizza, without admitting or denying the SEC’s findings and allegation, paid $150,000 and agreed to cease and desist committing or causing any future violations of Rule 13b2-2 of the Securities Exchange Act of 1934, as amended. The Board has discussed this matter and has determined that it does not disqualify Mr. Zizza from serving as an Independent Trustee.

GABELLI INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

2020 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2020, the Fund paid to shareholders ordinary income distributions comprised of net investment income totaling $0.20160 and $0.20220 per share for Class AAA and Class I Shares, respectively, and long term capital gains totaling $6,114, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. The Fund designates 99.28% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.23% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. Also for the year ended 2020, the Fund passed through foreign tax credits of $0.037 and $0.037 per share to Class AAA and Class I Shares, respectively.

U.S. Government Income

The percentage of the ordinary income distribution paid by the Fund during 2020 which was derived from U.S. Treasury securities was 0.09%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli International Growth Fund did not meet this strict requirement in 2020. The percentage of U.S. Government securities held as of December 31, 2020 was 2.8%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI INTERNATIONAL GROWTH FUND, INC. One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q420AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,200 for 2019 and $32,200 for 2020.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2020.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2019 and $3,800 for 2020. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $681 for 2019 and $809 for 2020. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $53,598 for 2019 and $44,550 for 2020.
(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.
(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Gabelli International Growth Fund, Inc.

By (Signature and Title)*  /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date                                 March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date                                 March 8, 2021

By (Signature and Title)*   /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date                                 March 8, 2021

* Print the name and title of each signing officer under his or her signature.